                                                                     Rule 497(d)
                                                              File No. 333-91800

      Supplement dated August 8, 2002 to the Prospectus dated July 11, 2002


               Claymore Securities Defined Portfolios, Series 130
       Pennsylvania Investment Grade Municipal Defined Portfolio, Series 1

As of August 8, 2002, for units of the Pennsylvania Investment Grade Municipal Defined Portfolio, Series 1 sold in the primary market by Janney Montgomery Scott, Janney Montgomery Scott will receive a commission of 4.75%.